Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
millions of Canadian dollars	Weighted Average Interest Rate 2017 (1)	Weighted Average Interest Rate 2016 (1)	Maturity	2017	2016
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2020	$133	$30
Unsecured fixed rate notes	3.50%	3.50%	2019-2023	725	725
Fixed to floating subordinated notes (USD)	6.75%	6.75%	2076	1,505	1,611
				$2,363	$2,366
Emera US Finance LP
Unsecured senior notes (USD)	3.60%	3.60%	2019 - 2046	$4,077	$4,364
TECO Finance (2)
Variable rate notes (USD)	Variable	Variable	2018	$314	$336
Fixed rate notes and bonds (USD)	5.15%	5.86%	2020	376	805
				$690	$1,141
Tampa Electric (3)
Fixed rate notes and bonds (USD)	4.75%	4.90%	2018 - 2045	$2,410	$2,579
PGS
Fixed rate notes and bonds (USD)	5.06%	5.06%	2018 - 2045	$328	$351
NMGC
Fixed rate notes and bonds (USD)	4.53%	4.53%	2021 - 2026	$339	$363
NMGI
Fixed rate notes and bonds (USD)	3.41%	3.41%	2019 - 2024	$251	$269
NSPI
Commercial paper	Variable	Variable	2021	$364	$264
Medium term fixed rate notes	5.73%	5.73%	2019 - 2097	1,965	1,965
Fixed rate debenture	9.75%	9.75%	2019	95	95
				$2,424	$2,324
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2019	$51	$32
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020-2022	63	67
Unsecured senior fixed rate notes (USD)	4.15%	4.28%	2018-2047	294	281
				$408	$380
EBP
Senior secured credit facility	3.08%	3.08%	2021	$248	$248
GBPC
Amortizing fixed rate notes (USD)	3.77%	3.62%	2021-2022	$78	$63
Senior notes (USD)	7.07%	7.07%	2020-2023	88	67
				$166	$130
BLPC & ECI
Secured senior notes (USD)	Variable	Variable	2021	168	201
Secured fixed rate senior notes (4)	5.06%	5.65%	2020 - 2028	$76	$81
				$244	$282
Adjustments
Fair market value adjustment - TECO Energy acquisition (5)				$31	$58
Debt issuance costs				(98)	(111)
Amount due within one year				(741)	(476)
				$(808)	$(529)
Long-Term Debt				$13,140	$14,268
(1) Weighted average interest rate of fixed rate long-term debt.
(2) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2017	2016
Emera – revolving credit facility (1)	June 2020	$900	$700
NSPI - revolving credit facility (1)	October 2021	600	600
Emera Maine – revolving credit facility	September 2019	100	107
BLPC – revolving credit facility	2018-2021	24	26
Total		1,624	1,433
Less:
Borrowings under credit facilities		598	326
Letters of credit issued inside credit facilities		44	37
Use of available facilities		642	363
Available capacity under existing agreements		$982	$1,070
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

Schedule of Debt Conversions [Table Text Block]
As at
	Financial Covenant	Requirement	December 31, 2017
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.61:1

Schedule of Maturities of Long-term Debt [Table Text Block]
millions of Canadian dollars	2018	2019	2020	2021	2022	Thereafter	Total
Emera	$-	$225	$133	$-	$-	$2,005	$2,363
Emera US Finance LP	-	627	-	941	-	2,509	4,077
TECO Finance	314	-	376	-	-	-	690
Tampa Electric	319	-	-	291	282	1,518	2,410
PGS	62	-	-	59	31	176	328
NMGC	-	-	-	251	-	88	339
NMGI	-	63	-	-	-	188	251
NSPI	-	95	-	364	-	1,965	2,424
Emera Maine	6	51	37	-	113	201	408
EBP	-	-	-	248	-	-	248
GBPC	12	15	45	22	31	41	166
BLPC and ECI	28	29	55	28	11	93	244
Total	$741	$1,105	$646	$2,204	$468	$8,784	$13,948